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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F/A
                                 AMENDMENT NO. 1

                              FORM 13F/A COVER PAGE


                  Report for the Quarter Ended March 31, 2003.

Check here if Amendment [ X ]; Amendment Number: 1
This Amendment (Check only one.):  [ ]  is a restatement.
                                   [X]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Fir Tree, Inc.
Address:       535 Fifth Avenue, 31st Floor, New York, NY  10017

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MAY 15, 2003 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH THAT REQUEST WAS DENIED ON JUNE 26, 2003.

13F File Number:    28-6884

  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Jeffrey D. Tannenbaum
Title:         President
Phone:         (212) 599-0090
Signature, Place, and Date of Signing:

  /S/ JEFFREY D. TANNENBAUM     New York, New York     October 6, 2003
  -------------------------     ------------------     -------------


Report Type (Check only one.):

[X]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           33

Form 13F Information Table Value Total:           $311,554


List of Other Included Managers:

No.    13F File Number        Name
---    ---------------        ----

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                           FORM 13F INFORMATION TABLE
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

                         TITLE                                                                            VOTING AUTHORITY
                          OF                  VALUE     SHARES/     SH/   PUT/   INVSTMT     OTHER    --------------------------
NAME OF ISSUER           CLASS     CUSIP    (X$1,000)   PRN AMT     PRN   CALL   DSCRETN   MANAGERS     SOLE     SHARED    NONE
--------------           -----   ---------  --------   ----------   ---   ----   --------  ---------  ---------  -------  ------
AES CORP                 COM     00130H105    17,635    4,871,659   SH            SOLE                4,871,659
AES CORP                 SDCV    00130HAN5     4,230    6,000,000   PRN           SOLE                6,000,000
                         4.500%
                         8/1
AMR CORP                 COM     001765106     4,790    2,281,159   SH            SOLE                2,281,159
BRISTOL MYERS SQUIBB CO  COM     110122908     2,113      100,000   SH    CALL    SOLE                  100,000
CALPINE CORP             COM     131347106     1,114      337,425   SH            SOLE                  337,425
CALPINE CORP             COM     131347956     6,683    2,025,000   SH    PUT     SOLE                2,025,000
CAPITAL ONE FINL CORP    COM     14040H955     1,501       50,000   SH    PUT     SOLE                   50,000
DUKE ENERGY CORP         COM     264399956     7,270      500,000   SH    PUT     SOLE                  500,000
DYNEGY INC NEW           CL A    26816Q101     1,986      760,782   SH            SOLE                  760,782
EDISON INTL              COM     281020107    33,951    2,480,000   SH            SOLE                2,480,000
EL PASO CORP             COM     28336L109    34,437    5,692,099   SH            SOLE                5,692,099
EL PASO CORP             COM     28336L909     1,210      200,000   SH    CALL    SOLE                  200,000
EL PASO CORP             COM     28336L959    14,213    2,349,200   SH    PUT     SOLE                2,349,200
ELAN FIN CORP LTD        NOTE    284129AC7     1,745    3,616,367   PRN           SOLE                3,616,367
                         12/1
ELAN PLC                 ADR     284131208    29,786   10,676,000   SH            SOLE               10,676,000
LEVEL 3 COMMUNICATIONS   COM     52729N100    30,061    5,825,832   SH            SOLE                5,825,832
 INC
MIRANT CORP              COM     604675108     2,920    1,825,000   SH            SOLE                1,825,000
NEXTEL COMMUNICATIONS    CL A    65332V103    30,124    2,249,742   SH            SOLE                2,249,742
 INC
NICOR INC                COM     654086107    10,114      370,200   SH            SOLE                  370,200
NICOR INC                COM     654086907     8,196      300,000   SH    CALL    SOLE                  300,000
PG&E CORP                COM     69331C108     3,026      225,000   SH            SOLE                  225,000
PFIZER INC               COM     717081103     4,113      132,000   SH            SOLE                  132,000
QUEST DIAGNOSTICS INC    COM     74834L100     4,477       75,000   SH            SOLE                   75,000
QWEST COMMUNICATIONS     COM     749121109     7,599    2,177,250   SH            SOLE                2,177,250
 INTL IN
QWEST COMMUNICATIONS     COM     749121959       873      250,000   SH    PUT     SOLE                  250,000
 INTL IN
TENET HEALTHCARE CORP    COM     88033G100     6,680      400,000   SH            SOLE                  400,000
TYCO INTL LTD NEW        COM     902124906     4,501      350,000   SH    CALL    SOLE                  350,000
UAL CORP                 COM     902549500       665      791,072   SH            SOLE                  791,072
                         PAR
                         $0.01
UAL CORP                 COM     902549950     1,092    1,300,000   SH    PUT     SOLE                1,300,000
                         PAR
                         $0.0
UNUMPROVIDENT CORP       COM     91529Y956        98       10,000   SH    PUT     SOLE                   10,000
XCEL ENERGY INC          COM     98389B100    26,888    2,099,000   SH            SOLE                2,099,000
XEROX CORP               COM     984121103    11,354    1,305,000   SH            SOLE                1,305,000
XEROX CORP               COM     984121953     1,512      173,800   SH    PUT     SOLE                  173,800
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